BANK BORROWINGS (Schedule of Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BANK BORROWINGS [Abstract]
Short-term	$ 61,489	383,083	15,000
Long-term, current portion	30,734	191,473	77,479
Total	92,223	574,556	92,479
Long-term, non-current portion	48,298	300,901	108,700
Total bank borrowings	$ 140,521	875,457	201,179